Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (29,170)	$ (22,950)	$ (76,462)	$ (71,136)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	506	1,905	7,021	10,308
Depreciation and amortization expense	421	511	1,925	2,020
Loss on disposal of property and equipment	3,355	0	0	95
Impairment of assets held for sale	270	0
Noncash lease expense	786	699	2,920	0
Loss on lease termination	8,059	0
Net amortization of premiums on marketable securities	(336)	115	208	708
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	647	132	206	(1,075)
Accounts payable	(1,159)	1,398	(801)	(720)
Accrued expenses and other current liabilities	(3,339)	(859)	973	153
Operating lease liabilities	(15,639)	(692)	(3,080)	0
Deferred rent			0	116
Net cash used in operating activities	(35,599)	(19,741)	(67,090)	(59,531)
Cash flows from investing activities:
Purchases of property and equipment	(245)	(27)	(314)	(1,264)
Proceeds from sale of property and equipment	1,508	0
Purchases of marketable securities	(9,767)	(40,117)	(69,498)	(45,308)
Maturities of marketable securities	35,000	0	60,000	90,000
Net cash provided by (used in) investing activities	26,496	(40,144)	(9,812)	43,428
Cash flows from financing activities:
Proceeds from private investment			0	86,400
Proceeds from issuance of common stock under the ATM Program, net of commissions			2,904	0
Payments of offering costs			(141)	(303)
Proceeds from exercise of common stock options			0	3,363
Proceeds from issuance of common stock under Employee Stock Purchase Plan			115	141
Net cash provided by financing activities	0	0	2,878	89,601
Net decrease in cash, cash equivalents and restricted cash	(9,103)	(59,885)	(74,024)	73,498
Cash, cash equivalents and restricted cash at beginning of period	59,406	133,430	133,430	59,932
Cash, cash equivalents and restricted cash at end of period	50,303	73,545	59,406	133,430
Supplemental disclosure of non-cash investing and financing activities:
Decrease in right-of-use asset and operating lease liabilities due to lease termination	$ 14,323	$ 0
Purchase of property and equipment included in accounts payable and accrued expenses			$ 245	$ 0